SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 59,905,827	$ 84,859,915	$ 26,720,158
Accounts receivable, net	27,254,634	23,373,969	10,979,821
Prepaid expenses and other current assets	7,847,794	4,942,285
Total current assets	95,639,967	113,176,169
TOTAL ASSETS	101,836,660	118,443,174
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Other current liabilities	473,404	229,158
Total current liabilities	62,332,734	33,242,553
Other non-current liabilities	595,563	877,826
TOTAL LIABILITIES	62,928,297	34,120,379
SHAREHOLDERS' EQUITY:
Treasury shares	(1,063,547)	(2,499,167)
Additional paid-in capital	194,971,827	204,701,187
Accumulated deficit	(153,598,346)	(116,752,285)
Accumulated other comprehensive loss	(1,432,833)	(1,158,900)
Total Shareholders' Equity	38,908,363	84,322,795	$ (124,921,558)	$ (100,556,616)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	101,836,660	118,443,174
Parent company | Reportable legal entities
Current assets:
Cash and cash equivalents	1,003,567	11,044,673
Accounts receivable, net		7,222
Prepaid expenses and other current assets	52,454	34,027
Total current assets	1,056,021	11,085,922
Advances to subsidiaries and VIEs	38,589,545	74,814,760
TOTAL ASSETS	39,645,566	85,900,682
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accrued issuance costs		809,952
Deferred ADR reimbursement	136,129	117,176
Other current liabilities	5,511	46,129
Total current liabilities	141,640	973,257
Other non-current liabilities	595,563	604,630
TOTAL LIABILITIES	737,203	1,577,887
SHAREHOLDERS' EQUITY:
Ordinary shares	31,262	31,960
Treasury shares	(1,063,547)	(2,499,167)
Additional paid-in capital	194,971,827	204,701,187
Accumulated deficit	(153,598,346)	(116,752,285)
Accumulated other comprehensive loss	(1,432,833)	(1,158,900)
Total Shareholders' Equity	38,908,363	84,322,795
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 39,645,566	$ 85,900,682